Annual Total Returns - BlackRock Strategic Income Opportunities Portfolio (Investor A, C and Institutional) [BarChart] - Investor A, C and Institutional - BlackRock Strategic Income Opportunities Portfolio - Investor A Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.98%)
Annual Return 2012	9.64%
Annual Return 2013	3.12%
Annual Return 2014	3.48%
Annual Return 2015	(0.60%)
Annual Return 2016	3.30%
Annual Return 2017	4.59%
Annual Return 2018	(0.74%)
Annual Return 2019	7.31%
Annual Return 2020	6.90%